SHAREHOLDERS’ EQUITY (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended
	Apr. 09, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from Issuance of Common Stock		$ 1,598
Stock Issued During Period, Value, New Issues			$ 16,972
Repayment of ordinary shares with interest		3,500
Redeemable securities		1,598
Identified Buyer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Repayment of ordinary shares with interest		$ 1,900
NIS [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Par or Stated Value Per Share		$ 0.01		$ 0.01
Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	6,901,790
Sale of Stock, Consideration Received on Transaction	$ 26,400
Purchase Agreement [Member] | Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues	5,150,265
Share Price	$ 1.90
Purchase Agreement [Member] | Underwriters [Member] | Share-based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues	1,751,525
Share Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Value, New Issues		$ 20,000
Share Purchase Agreement [Member] | At - The Market [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues		2,585,366
Proceeds from Issuance of Common Stock		$ 6,300
Stock Issued During Period, Value, New Issues		$ 15,000
Share Purchase Agreement [Member] | NIS [Member] | At - The Market [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Par or Stated Value Per Share		$ 0.01
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		4,893,838
Stock Issued During Period, Shares, New Issues		4,893,838
Proceeds from Issuance of Common Stock		$ 7,000
Pre-funded Warrants [Member] | Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	8,050,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.89
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues			12,014,008
Stock Issued During Period, Value, New Issues			$ 35
Common Stock [Member] | Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.01